SUMMARY OF QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS OF POST-EMPLOYMENT BENEFITS (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Discount Rate		5.98%
Wage Increase Rate	7.00%	7.00%
Disability Rate	5.00%	5.00%
Normal retirement age	55 years	58 years
15 - 29 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	6.00%	6.00%
30 - 34 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	3.00%	300.00%
35 - 39 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	1.80%	1.80%
40 - 50 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	1.20%	1.20%
51 - 52 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	0.60%	0.60%
>52 [Member]
Property, Plant and Equipment [Line Items]
Withdrawal Rate	0.00%	0.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Discount Rate	5.99%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Discount Rate	3.06%